Other Investments (Schedule of Unrealized Gains and Losses Related to Equity Securities) (Detail) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Investments [Abstract]
Net gains and losses recognized during the period on equity securities	$ 71,649
Less: Net gains and losses recognized during the period on equity securities sold during the period	0	$ 0
Unrealized gains and losses recognized during the reporting period on equity securities still held at the reporting date	$ 71,649